Cash Generated by Operations (Details) - USD ($) $ in Millions			12 Months Ended			101 Months Ended
	May 05, 2025	Dec. 13, 2016	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 05, 2025
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Profit from continuing operations			$ 3,645.4	$ 1,290.5	$ 745.2
Adjusted for non-cash items:
– Mining and income taxation			1,649.2	697.1	465.1
– Royalties			231.9	147.7	116.4
– Amortisation and depreciation			920.4	627.4	795.3
– Interest expense – environmental rehabilitation			29.1	24.8	21.8
– Non-cash rehabilitation (income)/expense			43.6	(1.2)	4.0
– Interest received – environmental trust funds			(4.9)	(4.4)	(1.2)
– Reversal of impairment of assets, net of impairment			(281.3)	3.5	156.4
– Profit on disposal of assets			(1.1)	(0.6)	(32.4)
– Gain on financial instruments, net			(58.1)	0.0	0.0
Gain on remeasurement of 50% previously held interest in joint operation			808.2	0.0	0.0
– Unwinding of discount rate/net change in fair value of Asanko deferred and contingent considerations			(58.1)	0.0	0.0
– Silicosis settlement costs			0.7	(0.3)	(4.1)
– Share-based payments			25.4	4.4	9.1
– Long-term incentive plan expense			43.2	14.5	55.8
– Borrowing costs capitalised			(69.1)	(105.6)	(64.9)
– Share of results of equity-accounted investees, net of taxation			2.3	52.1	31.3
– Ghana expected credit loss			66.0	0.0	33.2
– Net realisable value adjustment to Cerro Corona stockpiles during 2024 (2023: Damang)			0.0	3.0	33.8
– Other non-cash items			(12.3)	3.5	(7.1)
Adjusted for cash items:
– Interest expense			160.1	130.6	105.1
– Interest received			(41.2)	(17.4)	(23.4)
– Payment of long-term incentive plan			(33.2)	(38.2)	(32.0)
– Environmental rehabilitation payments			(21.9)	(9.4)	(14.8)
Cash generated by operations			5,478.8	2,747.3	2,392.6
Asanko
Adjusted for non-cash items:
– Unwinding of discount rate/net change in fair value of Asanko deferred and contingent considerations			(7.2)	(6.8)	0.0
Profit on disposal of asset held for sale - Asanko Gold
Adjusted for non-cash items:
Profit on disposal of asset held for sale			0.0	(5.6)	0.0
– Unwinding of discount rate/net change in fair value of Asanko deferred and contingent considerations			(7.2)	(6.8)
Gruyere Gold project
Adjusted for cash items:
Percentage of ownership in joint operation	50.00%	50.00%				50.00%
Profit on disposal of assets held for sale - Rusoro
Adjusted for non-cash items:
Profit on disposal of asset held for sale			$ 0.0	$ (62.3)	$ 0.0